Basis of Presentation and Consolidation	3 Months Ended
Mar. 31, 2015
Basis of Presentation and Consolidation [Abstract]
Basis of Presentation and Consolidation

Note 1. Basis of Presentation and Consolidation

Stratasys Ltd. (collectively with its subsidiaries, the “Company”) is a leading global provider of additive manufacturing (“AM”) solutions for the creation of parts used in the processes of designing and manufacturing products and for the direct manufacture of end parts. The Company's solutions include products ranging from entry-level desktop 3D printers to systems for rapid prototyping (“RP”) and large production systems for direct digital manufacturing (“DDM”). The Company also develops, manufactures and sells materials for use with its systems and provides related service offerings. The Company also provides a variety of custom manufacturing solutions through its direct manufacturing printed parts services as well as related professional services offerings.

The condensed consolidated interim financial statements include the accounts of Stratasys Ltd. and its subsidiaries. All intercompany accounts and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.

The consolidated interim financial information herein is unaudited; however, such information reflects all adjustments (consisting of normal, recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the interim period. Certain prior period amounts have been reclassified to conform to the current period presentation. The results of operations for the three months ended March 31, 2015 are not necessarily indicative of the results to be expected for the full year. Certain financial information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted. The reader is referred to the audited consolidated financial statements and notes thereto for the year ended December 31, 2014, filed as part of the Company's Annual Report on Form 20-F for such year.

Recently issued and adopted accounting pronouncements

In November 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”), which clarifies how current guidance should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. The ASU clarifies that an entity should consider all relevant terms and features on the basis of relevant facts and circumstances, including the embedded derivative feature being evaluated for bifurcation, in evaluating the nature of a host contract. This ASU is effective for annual reporting periods, including interim periods within those reporting periods, beginning after December 15, 2015. Earlier adoption is permitted. This ASU can be adopted either retrospectively to each prior reporting period presented or as a cumulative-effect adjustment as of the date of adoption. The adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

In May 2014, the FASB issued guidance on revenue from contracts with customers that will supersede the current revenue recognition guidance. The new revenue recognition standard provides a unified model to determine when and how revenue is recognized. The core principle of the new revenue recognition standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new revenue recognition standard is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period, subject to an additional one-year deferral as proposed by the FASB. Earlier adoption is not permitted. This standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Company is currently evaluating the impact of the adoption of the new revenue recognition standard on its consolidated financial statements.